EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the updated risk/return summary information included in a supplement to the Prospectus, dated January 25, 2018, for Causeway Global Absolute Return Fund (the “Fund”), a series of Causeway Capital Management Trust, filed with the Securities and Exchange Commission on May 18, 2018 (Accession No. 0001193125-18-167506), the purpose of which was to describe certain changes to the Fund’s investment program.